Reporting Entity, Nature of Operations and Going Concern Uncertainty (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024 CAD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2024 CAD ($)	Jun. 30, 2023 CAD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 CAD ($)	Sep. 30, 2021 CAD ($)	Sep. 30, 2020 CAD ($)
Reporting Entity, Nature of Operations and Going Concern Uncertainty [Abstract]
Number of operating segment			1
Accumulated deficit	$ (563,291,862)		$ (563,291,862)		$ (480,333,695)	$ (432,341,598)
Net loss	(7,454,641)	$ (4,156,400)	(85,317,933)	$ (39,050,953)	(51,424,409)	(73,418,745)	$ (48,856,993)
Operating activities			(36,317,356)	(26,179,037)	(36,651,124)	(38,126,897)	(20,789,347)
Investing activities			(8,684,889)	(9,157,341)	(11,172,500)	(12,000,742)	(16,505,990)
Cash balance	5,732,862	$ 18,289,703	5,732,862	$ 18,289,703	5,056,040	$ 32,025,899	$ 6,200,316	$ 1,756,985
Outstanding credit facility	$ 30,000,000		$ 30,000,000		$ 30,000,000
Maturity date			Jan. 31, 2026		Jan. 31, 2026